LOSS PER SHARE - Summary of Calculations of Basic and Diluted Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Basic earnings per share [abstract]
Net loss	$ (39,689)	$ (125,321)	$ (265,985)	$ (203,310)
Weighted average shares outstanding:
Basic (in shares)	369,273,247	366,562,487	368,363,143	365,268,372
Diluted (in shares)	369,273,247	366,562,487	368,363,143	365,268,372
Loss per share:
Basic (in dollars per share)	$ (0.11)	$ (0.34)	$ (0.72)	$ (0.56)
Diluted (in dollars per share)	$ (0.11)	$ (0.34)	$ (0.72)	$ (0.56)